Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
ROU assets obtained in exchange for new operating lease liabilities	$ 3,571	$ 23,507	$ 48,807	$ 21,853